Property and equipment (Tables)	6 Months Ended
Jun. 30, 2012
Property and equipment
Schedule of property and equipment and related accumulated depreciation

	June 30, 2012	December 31, 2011
Computer equipment	$6	$—
Laboratory equipment	450	—

	456	—
Less: accumulated depreciation	(22)	—

	$434	$—